SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	8,000,000,000	8,000,000,000
Common Stock, Shares, Issued	253,978,323	250,747,255
Common Stock, Shares, Outstanding	250,881,559	250,747,255
Treasury Stock, Shares	3,096,764
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	8,000,000,000	8,000,000,000
Common Stock, Shares, Issued	253,978,323	250,747,255
Common Stock, Shares, Outstanding	250,881,559	250,747,255
Treasury Stock, Shares	3,096,764	0